Leases (Details) - Schedule of weighted-average lease terms and discount rates	Dec. 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	5 years
Finance leases	109 days
Weighted-average discount rate:
Operating leases	9.90%
Finance leases	14.20%